8. EMPLOYEE EQUITY INCENTIVE PLAN (Details 2)	12 Months Ended
Dec. 31, 2015 $ / shares
Expected term	1 year 8 months 12 days
Minimum
Expected dividends	0.00%
Expected volatility	119.43%
Expected term	7 years
Risk free interest rate	0.48%
Estimated fair value of Company's common stock	$ 2.21
Estimated forfeiture rate	0.00%
Maximum
Expected dividends	0.00%
Expected volatility	129.88%
Expected term	10 years
Risk free interest rate	2.53%
Estimated fair value of Company's common stock	$ 2.50
Estimated forfeiture rate	0.00%